Note 16 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2025	Level 1	Level 2	Level 3

Contingent consideration liability	$46,952	$-	$-	$46,952
Interest rate swap liability	911	-	911	-

Business Combination, Contingent Consideration [Table Text Block]
	2025	2024

Balance, January 1	$67,248	$63,478
Amounts recognized on acquisitions	6,990	52,802
Fair value adjustments	(4,195)	(20,023)
Resolved and settled in cash	(22,910)	(29,404)
Other	(181)	395
Balance, December 31	$46,952	$67,248

Less: current portion	$40,377	$15,307
Non-current portion	$6,575	$51,941

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2025		2024
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$4,720	$4,720	$3,925	$3,925
Long-term debt	1,082,676	1,090,702	1,298,710	1,302,878